Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [abstract]
Corporate income tax rate	21.00%	35.00%
Deferred tax asset	$ 654	$ 138